Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of provision for income taxes
The provision for income taxes is as follows:

($ millions)	2022	2021
Current tax:
Canada	—	—
United States	—	—
Current tax expense	—	—
Deferred tax expense (recovery):
Canada	415.1	715.5
United States	(27.2)	84.2
Deferred tax expense	387.9	799.7
Income tax expense	387.9	799.7

Disclosure of reconciliation of income taxes calculated at the Canadian statutory rate with recorded income taxes
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions, except percentages)	2022	2021
Net income before tax	1,871.3	3,163.8
Statutory income tax rate	24.82%	25.16%
Expected provision for income taxes	464.5	796.0
Change in corporate tax rates and tax rate variance	1.6	21.9
Tax rates in foreign jurisdictions	2.1	5.8
Restricted share bonus plan	0.6	(1.6)
Recognition of deferred tax assets	(83.2)	(70.7)
Derecognition of deferred tax assets	—	37.5
Non-taxable capital gains	(0.2)	(2.5)
Non-deductible disposition of goodwill	1.9	3.0
Other	0.6	10.3
Income tax expense	387.9	799.7

Net deferred income tax asset
The composition of the net deferred income tax asset is as follows:

($ millions)	2022	2021
Deferred income tax assets	278.8	570.1
Deferred income tax liabilities	(77.3)	—
Net deferred income tax asset	201.5	570.1

Disclosure of net deferred tax liabilities
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2022	2021
Deferred income tax:
To be settled within one year	19.6	60.1
To be settled beyond one year	181.9	510.0
Deferred income tax	201.5	570.1
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2022	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2022
Deferred income tax assets:
Property, plant and equipment	—	—	—	—
Decommissioning liability	229.6	—	(62.2)	167.4
Income tax losses carried forward	814.2	—	(69.6)	744.6
Risk management contracts	41.1	—	(39.0)	2.1
Lease liabilities	35.3	—	(4.6)	30.7
Other	19.5	19.3	(8.9)	29.9
	1,139.7	19.3	(184.3)	974.7
Deferred income tax liabilities:
Property, plant and equipment	(533.4)	—	(209.7)	(743.1)
Risk management contracts	(13.4)	—	2.6	(10.8)
ROU asset	(22.8)	—	3.5	(19.3)
	(569.6)	—	(203.6)	(773.2)
Net deferred income tax assets (liabilities)	570.1	19.3	(387.9)	201.5

($ millions)	At January 1, 2021	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2021
Deferred income tax assets:
Property, plant and equipment	248.9	—	(248.9)	—
Decommissioning liability	262.2	—	(32.6)	229.6
Income tax losses carried forward	833.1	—	(18.9)	814.2
Risk management contracts	11.6	—	29.5	41.1
Lease liabilities	40.1	—	(4.8)	35.3
Other	8.5	1.9	9.1	19.5
	1,404.4	1.9	(266.6)	1,139.7
Deferred income tax liabilities:
Property, plant and equipment	—	—	(533.4)	(533.4)
Risk management contracts	(9.9)	—	(3.5)	(13.4)
ROU asset	(26.6)	—	3.8	(22.8)
	(36.5)	—	(533.1)	(569.6)
Net deferred income tax assets (liabilities)	1,367.9	1.9	(799.7)	570.1

Disclosure of tax pools available	The approximate amounts of tax pools available as at December 31, 2022 and 2021 are as follows:

($ millions)	2022	2021
Tax pools:
Canada	5,685.8	7,012.5
United States	3,025.2	2,855.5
Total	8,711.0	9,868.0